Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 203,481,695.09
Previously Paid Amount	0.00
Total Fee Amount	31,153.05
Total Offset Amount	0.00
Net Fee	31,153.05
Narrative - Max Aggregate Offering Price	$ 203,481,695.09
Final Prospectus	true